Financial Assets And Liabilities - Summary of Effect of the Cash Flow Hedge in Consolidated Statements of Financial Position and Statements of Other Comprehensive Income (Detail) - Foreign currency exchange risk [Member] - Cash Flow Hedges Member [Member] - PHP (₱)
₱ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (1,344)	₱ (1,567)
Long Term Foreign Currency Options
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (1,344)	₱ (1,567)
Line item in our Consolidated Statements of Financial Position	Other comprehensive loss	Other comprehensive loss